INCOME TAXES - 10-K - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses	$ 59,423	$ 63,193
Tax credits	2,897	218
Loan sale indemnification reserve	1,520	615
Stock-based compensation	10,404	5,171
Intangible assets	5,334	1,425
Research and development capitalization	14,726	12,797
Lease liabilities	695	1,396
Other	823	1,085
Total deferred tax assets	95,822	85,900
Valuation allowance	(69,608)	(71,129)
Net deferred tax assets	26,214	14,771
Deferred tax liabilities:
Servicing asset	22,982	13,517
Unrealized gains (losses)	2,621	0
ROU assets	611	1,254
Total deferred tax liabilities	26,214	14,771
Net deferred tax assets (liabilities)	$ 0	$ 0